Related party transactions (Details)	3 Months Ended				12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CAD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 $ / shares	Dec. 31, 2025 USD ($)
Related party transactions (Details) [Line Items]
Accrued management bonuses | $					$ 645,570
Debenture units issued | shares	3,750
Rright-of-use asset recognized | $	$ 83,048				102,320
Aggregate monthly installments | $		$ 27,120
Accounts payable and accrued liabilities | $	0				$ 645,570
Directors [Member]
Related party transactions (Details) [Line Items]
Director’s compensation | $	$ 30,848		$ 29,587
Performance Share Units [Member]
Related party transactions (Details) [Line Items]
Number of performance share units granted | shares	5,000	5,000	57,692
Exercise prices per shares | $ / shares	$ 6.5
Performance Share Units [Member] | Bottom of range [member]
Related party transactions (Details) [Line Items]
Exercise prices per shares | $ / shares				$ 6.6
Performance Share Units [Member] | Top of range [member]
Related party transactions (Details) [Line Items]
Exercise prices per shares | $ / shares				$ 9.9
Total for all related parties [member]
Related party transactions (Details) [Line Items]
Debenture units issued | shares	300
Chief Executive Officers [Member]
Related party transactions (Details) [Line Items]
Debenture units issued | shares	1,400
Class B Subordinate Voting Shares [Member]
Related party transactions (Details) [Line Items]
Issued bonus shares | shares	300,000	300,000